Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents			$ 1,425		$ 15,054
Prepaid expenses			15,313		43,052
Total current assets			16,738		58,106
Non-current assets
Investment held in Trust Account			15,240,284		74,062,199
Total assets			15,257,022		74,120,305
Current liabilities
Accounts payable and accrued expenses			1,500,701		649,589
Total current liabilities			3,331,500		1,538,907
Deferred underwriting commission			2,415,000		2,415,000
Total liabilities			5,746,500		3,953,907
Commitments and Contingencies
Temporary Equity:
Ordinary shares subject to possible redemption, 1,335,250 shares at redemption value of $11.84 and $11.41 per share as of June 30, 2025 and December 31, 2024 respectively			15,240,284		74,062,199
Shareholders’ equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, value		1	214	1	214
Additional paid in capital
Subscription receivable		(1)		(1)
Accumulated deficit			(5,729,976)		(3,896,015)
Total shareholders’ equity			(5,729,762)		(3,895,801)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			15,257,022		74,120,305
HCYC Group Company Limited [Member]
Current assets
Cash and cash equivalents		523,013		810,819
Accounts receivable		573,068		72,346
Prepayments and other current assets		39,598		52,369
Total current assets		1,135,679		935,534
Non-current assets
Equipment, net		45,831		51,067
Long-term deposit		43,514		43,897
Prepaid expenses, non-current				5,979
Deferred tax asset, net		31,380		46,048
Right of use		169,149		286,475
Total non-current assets		289,874		433,466
Total assets		1,425,553		1,369,000
Current liabilities
Accounts payable		608,973		262,323
Lease liabilities, current		129,137		122,265
Other payables		289,504		13,965
Total current liabilities		1,961,261		987,462
Lease liabilities, non-current		44,841		172,955
Total non-current liabilities		44,841		172,955
Total liabilities		2,006,102		1,160,417
Shareholders’ equity
Ordinary shares, value		10,000		10,000
Additional paid in capital		1,060,309		1,060,309
Accumulated deficit		(1,656,956)		(864,073)
Accumulated other comprehensive income		6,098		2,347
Total shareholders’ equity		(580,549)		208,583
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,425,553		1,369,000
Alpha Time Acquisition Corp [Member]
Current assets
Cash and cash equivalents	$ 1,329		1,425
Prepaid expenses	50,548		15,313
Total current assets	51,877		16,738
Non-current assets
Investment held in Trust Account	15,809,323		15,240,284
Total assets	15,861,200		15,257,022
Current liabilities
Accounts payable and accrued expenses	1,426,038		1,500,701
Due to HCYC	501,897
Total current liabilities	3,945,024		3,331,500
Deferred underwriting commission	2,415,000		2,415,000
Total liabilities	6,360,024		5,746,500
Commitments and Contingencies
Temporary Equity:
Ordinary shares subject to possible redemption, 1,335,250 shares at redemption value of $11.84 and $11.41 per share as of June 30, 2025 and December 31, 2024 respectively	15,809,323		15,240,284
Shareholders’ equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, value	214		214
Additional paid in capital
Accumulated deficit	(6,308,361)		(5,729,976)
Total shareholders’ equity	(6,308,147)	(5,968,143)	(5,729,762)	(4,405,704)	(3,895,801)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,861,200		15,257,022
Related Party [Member]
Current liabilities
Promissory notes - related party			1,262,500		690,000
Amount due to related parties-current			568,299		199,318
Related Party [Member] | HCYC Group Company Limited [Member]
Current liabilities
Amount due to related parties-current		$ 933,647		$ 588,909
Related Party [Member] | Alpha Time Acquisition Corp [Member]
Current liabilities
Promissory notes - related party	1,262,500		1,262,500
Amount due to related parties-current	$ 754,589		$ 568,299		$ 199,318